Operating performance, Disaggregation of Revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) [1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)		Jun. 30, 2022 AUD ($)		Jun. 30, 2024 AUD ($)
External revenue by product lines [Abstract]
Total revenue	$ 47,335	$ 71,459	$ 38,260	[2]	$ 40,336	[2]
Contract assets [Abstract]
Opening balance		8,239	5,909
Additions		50,849	24,821
Advance payments		(30,212)	(13,064)
Utilization of prepayment		15,921	0
Transfer to trade receivables		(30,845)	(9,427)
Total contract assets	9,242	13,952	8,239		5,909
Contract liabilities [Abstract]
Opening balance		2,503	781
Additions		7,025	2,505
Revenue recognized		(3,899)	(783)
Total contract liabilities		5,629	2,503		781
Contract liability - current	730		748				$ 1,102
Contract liability - non current	2,999		1,755				$ 4,527
Goods Transferred at Point in Time [Member]
External revenue by product lines [Abstract]
Total revenue		12,307	18,885		15,730
Goods Transferred Over Time [Member]
External revenue by product lines [Abstract]
Total revenue		55,253	18,592		22,546
Services Transferred at Point in Time - Tooling [Member]
External revenue by product lines [Abstract]
Total revenue		1,330	253		1,277
Services Transferred Over Time - Engineering [Member]
External revenue by product lines [Abstract]
Total revenue		2,569	530		464
Services Transferred Over Time - Tooling [Member]
External revenue by product lines [Abstract]
Total revenue		0	0		319
Sale of Wheels [Member]
External revenue by product lines [Abstract]
Total revenue	44,752	67,560	37,477		38,276
Engineering Services [Member]
External revenue by product lines [Abstract]
Total revenue	1,702	2,569	530		464
Sale of Tooling [Member]
External revenue by product lines [Abstract]
Total revenue	$ 881	$ 1,330	$ 253		$ 1,596

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars
[2]	Prior periods were reclassified to reflect the current presentation as a result of Carbon Revolution PLC becoming the legal parent of the Group in 2024. More details see the Transaction described in note 6.7.